Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Dividends received	$ 11,600	$ 7,206	$ 7,843
Teekay Knarr AS and Knarr L.L.C
Net cash acquired on business acquisition			$ 14,200